6. AVAILABLE FOR SALE SECURITIES	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
AVAILABLE FOR SALE SECURITIES

The following table sets forth the available for sale securities held by the Company as of March 31, 2013:

Company name	Symbol	Shares	Market value (USD)	Fair market value
Copper King Mining Corporation	CPRK	5,000	$ 0.000	$ -
Deep Blue Marine Inc.	DPBE	120,000	0.000	-

Total value of trading securities				$ -

The following table sets forth the available for sale securities held by the Company as of March 31, 2012:

Company name	Symbol	Shares	Market value (USD)	Fair market value
Copper King Mining Corporation	CPRK	5,000	$ 0.000	$ -
Deep Blue Marine Inc.	DPBE	120,000	0.001	835

Total value of trading securities				$ 835

During the year ended March 31, 2013 the Company recognized a permanent impairment of the cost of its available for sale securities in the amount of $8,438.